S000001575 [Member] Expense Example - Aggressive Strategy Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 696
Expense Example, with Redemption, 3 Years	978
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,137
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,137
Expense Example, with Redemption, 10 Years	2,462
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	349
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,374
Class R1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,370
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,929
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	$ 1,366